13F-HR
				12/31/04

					0000791214


					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 December 31, 2004

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             December 31, 2004

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$35,902,843

List of Other Included Managers:		None


Name of Issuer          Class  Cusip    Value (x100 Shares
Amgen                   common 031162100336            5241
AngioDynamics           common 03475v101665           30000
Apple Computer          common 0378331001030          16000
Audible                 common 05069a3021042          40000
Bebe Stores             common 0755711091052          39000
Boyd Gaming             common 1033041011041          25000
Brink's                 common 109696104948           24000
Bucyrus International   common 118759109975           24000
Building Material       common 1201131051072          28000
C I S C O               common 17275R102260           13464
Cal Dive                common 127914109611           15000
Carpenter Technology    common 1442851031052          18000
Cascade                 common 147195101719           18000
Citigroup               common 172967101267            5551
Coach                   common 189754104323            5731
Cogent                  common 19239y108660           20000
Commercial Metals       common 201723103758           15000
Dell Computer           common 24702r101401            9515
Digital River           common 25388b104915           22000
EBAY                    common 278642103348            2991
ECOST.com               common 27922w107638           40000
Exxon Mobil             common 30231G102336            6557
F5 Networks             common 3156161021169          24000
General Electric        common 369604103320            8770
Gilead Sciences         common 375558103277            7904
Laserscope              common 5180811041077          30000
Medicis Pharmaceutical  common 584690309296            8431
Micros Systems          common 5949011001171          15000
Microsoft               common 594918104262            9810
Mittal Steel            common 60684p1011005          26000
Monarch Casino          common 6090271071135          28000
Multi-Fineline Electronicommon 62541b101912           50000
Murphy Oil              common 626717102187            2322
NVR                     common 62944T105536             696
New Century Financial   common 6435ev108281            4389
Novatel                 common 6699541091332          30000
Olympic Steel           common 68162k106954           36000
Provide Commerce        common 74373w1031040          28000
Qualcomm                common 747525103220            5180
Resources Connection    common 76122q105815           15000
RightNow Technologies   common 76657r106485           30000
Timken                  common 887389104335           12876
Toll Brothers           common 889478103823           12000
Too                     common 890333107856           35000
USG                     common 9032934051208          30000
United Therapeutics     common 91307c102993           22000
Urban Outfitters        common 917047102479           10795
Verisign                common 92343e102874           26000
Wal-Mart                common 931142103193            3645
Washington Post         common 939640108273             278
XTO Energy              common 98385X106311            8798